Description of Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Nov. 06, 2023	Jul. 27, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024
Description of Business and Basis of Presentation [Line Items]
Net cash proceeds			$ 6,400		$ 1,000
Transaction costs			$ 15,700		1,300
Predecessor transaction costs					1,600
Transaction costs					6,400	$ 15,700
Infinite acquisitions					$ 4,800
Warrants outstanding (in Shares)			5,380,360		8,440,641
Conversion rate (in Dollars per share)	$ 0.90909
Warrant exercisable (in Dollars per share)					$ 1.034999
Collections contributed percentage			100.00%		100.00%
Loss from operation			$ (5,313)	$ (8,902)	$ (57,158)	(17,341)
Accumulated deficit			(51,425)		(68,594)	(24,147)
Cash flows from operating activities			(3,768)	(6,498)	(23,422)	$ (19,290)
Payment received		$ 18,000
Reimbursement amount		500	500		500
Capital deficiency			(191,600)		(212,000)
Earn out liability			155,300		183,100
Additional debt borrowed			15,100		6,700
Strategic Investment		30,000
FCG received a closing payment			17,500		17,500
Redemption amount			$ 30,000		$ 30,000
Annual compounding preferred return			9.00%		9.00%
Receivable balances					$ 4,000
Investment ratio			65.00%		65.00%
Credit loss expense				$ 300
Pro-rata			25.00%
National exchange treehouse [Member]
Description of Business and Basis of Presentation [Line Items]
Exchange membership interests			33.33%		33.33%
Katmandu exchange [Member]
Description of Business and Basis of Presentation [Line Items]
Exchange membership interests			66.67%		66.67%
Liability [Member]
Description of Business and Basis of Presentation [Line Items]
Loss from operation			$ (5,300)		$ (57,200)
Accumulated deficit					$ 68,600
Equity Method Investments [Member]
Description of Business and Basis of Presentation [Line Items]
Cash flows from operating activities			$ 3,800
Investment ratio			20.00%
Magpuri Revocable Trust [Member]
Description of Business and Basis of Presentation [Line Items]
ownership interests percentage			100.00%		100.00%
QIC, Holding [Member]
Description of Business and Basis of Presentation [Line Items]
ownership interests percentage			25.00%		25.00%
QIC Delaware, Inc. [Member]
Description of Business and Basis of Presentation [Line Items]
Payment received		$ 17,500
Investment amount					$ 30,000
Qiddiya Investment Company [Member]
Description of Business and Basis of Presentation [Line Items]
Investment amount					12,000
Falcon’s Creative Group, LLC [Member]
Description of Business and Basis of Presentation [Line Items]
Investment amount					$ 12,000
Pro-rata			75.00%
Series A Preferred Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)					475,000
Preferred Stock outstanding (in Shares)					656,415
Shares converted (in Shares)	656,415
Class A Common Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)	596,671
Shares issued (in Shares)			2,000,000		0.580454
Warrant exercisable (in Dollars per share)	$ 1.034999
Class A Common Stock [Member] | Pubco Warrants [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock outstanding (in Shares)					6,048,519
Common Class B [Member] | Pubco Warrants [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock outstanding (in Shares)					52,034,117
Preferred Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Shares issued (in Shares)					0.5
Forecast [Member] | Qiddiya Investment Company [Member]
Description of Business and Basis of Presentation [Line Items]
Investment amount							$ 12,000
Forecast [Member] | Falcon’s Creative Group, LLC [Member]
Description of Business and Basis of Presentation [Line Items]
Investment amount							$ 12,000
Preferred Stock [Member] | QIC, Holding [Member]
Description of Business and Basis of Presentation [Line Items]
ownership interests percentage			75.00%		75.00%